Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 2,904,399	$ 2,424,773
Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,745,052	1,405,113
Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	24,621	26,936
Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	60,322	27,919
Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,074,404	964,805
Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,634,780	2,351,697
Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,895,904	1,714,299
Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	382,515	302,626
Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	49,946	33,583
Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	148,609	14,900
Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	43,144	114,781
Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	114,662	171,508
Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	269,619	73,076
Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	42,500	72,804
Overdue Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	16,401
Overdue Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	18,485
Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	39,312
Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	152,921
Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		272
Goods [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	168,409	252,758
Goods [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	60,184	92,284
Goods [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	17,410	19,102
Goods [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	12,693	16,670
Goods [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	78,122	124,702
Goods [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	167,501	250,549
Goods [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	104,782	181,353
Goods [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	52,007	51,522
Goods [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,877	6,192
Goods [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	373	1,088
Goods [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	6,462	10,394
Goods [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	908	2,209
Goods [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	908	2,209
Services [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	802,273	707,737
Services [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	56,933	59,014
Services [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	7,211	7,834
Services [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	34,671	381
Services [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	703,458	640,508
Services [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	777,721	636,870
Services [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	469,913	424,827
Services [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	233,753	167,440
Services [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	30,449	24,320
Services [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	23,619	10,437
Services [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	16,912	5,528
Services [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,075	4,318
Services [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	24,552	70,867
Services [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	24,552	70,595
Services [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		272
Other [Member] | Supplier Details[ Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,933,717	1,464,278
Other [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,627,935	1,253,815
Other [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	12,958	10,868
Other [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	292,824	199,595
Other [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,689,558	1,464,278
Other [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,321,209	1,108,119
Other [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	96,755	83,664
Other [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	15,620	3,071
Other [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	124,617	3,375
Other [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	19,770	98,859
Other [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	111,587	$ 167,190
Other [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	244,159
Other [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	17,040
Other [Member] | Overdue Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	16,401
Other [Member] | Overdue Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	18,485
Other [Member] | Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	39,312
Other [Member] | Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 152,921